Related Parties (Tables)	6 Months Ended
Jun. 30, 2024
Related Parties [Abstract]
Schedule of Balances with Related Parties	Shareholders and other related parties’ benefits
	June 30, 2024	June 30, 2023
Salary and related expenses – officers and directors	881	907
Share based payment – officers and directors	652	712

Schedule of Balances with Related Parties	Balances with related parties
Name	Nature of transaction	June 30, 2024	December 31, 2023
Officers	Salaries and related	(374)	(314)
Directors	Compensation for directors	(30)	(40)